Financial Risks Management	12 Months Ended
Dec. 31, 2023
Foreign exchange rates [abstract]
Financial Risks Management	FINANCIAL RISKS MANAGEMENT
The Group may be exposed to the following risks arising from financial instruments: foreign exchange risk, interest rate risk, liquidity risk and credit risk.
Foreign exchange risk
The Group's overall exposure to the foreign exchange risk depends, in particular, on:
•the currencies in which it receives its revenues;
•the currencies chosen when agreements are entered into, such as licensing agreements, or co-marketing or co-development agreements;
•the location of clinical trials on drug or biomarker candidates;
•the ability, for its co-contracting parties to indirectly transfer foreign exchange risk to the Company;
•the Group’s foreign exchange risk policy; and
•the fluctuation of foreign currencies against the euro.
Given the significant portion of its operations denominated in US dollars, the Company has chosen to limit conversions into euros from its US dollars reserves, which resulted from funds received from the listing of its securities on the Nasdaq in March 2019 in US dollars. The Company has not entered into hedging agreements, opting instead to use its cash in US dollars to meet expenses denominated in said currency in subsequent years.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2021, 2022 and 2023.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/12/31	2023/12/31
Cash and cash equivalents denominated in US dollars	34,192	22,023
Equivalent in euros, on the basis of the exchange rate described below	32,057	19,930
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	35,619	22,145
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	29,143	18,119

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/12/31	2022/12/31	2023/12/31
Expenses denominated in US dollars	12,566	14,884	15,326
Equivalent in euros, on the basis of the exchange rate described below	11,095	13,955	13,870
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	12,328	15,506	15,411
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	10,086	12,686	12,609

2023/12/31: Equivalent in euros, on the basis of 1 euro = 1.1050 dollars US.
2022/12/31: Equivalent in euros, on the basis of 1 euro = 1.0666 dollars US.
2021/12/31: Equivalent in euros, on the basis of 1 euro = 1.1326 dollars US.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in Swiss Francs to a variation of 10% of the Swiss Franc against the euro in 2023.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2021/12/31	2022/12/31	2023/12/31
Cash and cash equivalents denominated in CH franc	N/A	2,321	1,111
Equivalent in euros, on the basis of the exchange rate described below	N/A	2,357	1,200
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	2,618	1,333
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	2,142	1,091

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2021/12/31	2022/12/31	2023/12/31
Expenses denominated in CH franc	N/A	2,016	4,678
Equivalent in euros, on the basis of the exchange rate described below	N/A	2,048	5,052
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	2,275	5,614
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	1,862	4,593
2023/12/31: Equivalent in euros, on the basis of a 1 euro = 0.9260 CHF
2022/12/31: Equivalent in euros on the basis of a 1 euro = 0.9847 CHF

The following table shows the Group's cash and cash equivalent and financial assets by currency (EUR, USD, CHF).

Cash, cash equivalents and financial assets	As of
(in € thousands)	2022/12/31	2023/12/31
At origin, denominated in EUR
Cash and cash equivalents	101,536	56,593
Current and non current financial assets	9,456	4,095
Total	110,993	60,689
At origin, denominated in USD
Cash and cash equivalents	32,057	19,931
Current and non current financial assets	7	15
Total	32,064	19,946
At origin, denominated in CHF
Cash and cash equivalents	2,358	1,200
Current and non current financial assets	—	14
Total	2,358	1,214
Total, in EUR
Cash and cash equivalents	136,001	77,789
Current and non current financial assets	9,464	4,125
Total	145,464	81,913
Interest rate risk
As of December 31, 2023, the Group was only liable for governmental advances or conditional advances and bank loans with no interest or interest at a fixed rate, generally below market rate.
As of December 31, 2022 and 2023, the Group's financial liabilities totaled €75.3 million and €70.2 million respectively (net of the equity component of the convertible loan and debt issue costs). Current borrowings are at a fixed rate. The Group's exposure to interest rate risk through its financial assets is also insignificant since these assets are mainly euro-denominated Undertakings for the Collective Investment of Transferable Securities (UCITs), medium-term negotiable notes or term deposits with progressive rates denominated in euros or US dollars.
Liquidity risk
The Group's loans and borrowings mainly consist of bonds convertible or exchangeable into new or existing shares (OCEANE), repayable for an nominal amount of €57 million on October 16, 2025, and bank loans. See Note 20 - "Loans and borrowings" for additional information.
The Group has conducted a specific review of its liquidity risk and considers that it is able to meet its future maturities. On December 31, 2022 and 2023, we had €136,001 and €77,789 respectively, in cash and cash equivalents. (In addition, as of December 31, 2022, the Group had €4,550 in other current financial assets which consisted of a single short-term instrument whose term was 180 days.)
The Group does not believe it is exposed to short-term liquidity risk. The Company believes that its cash and cash equivalents and current financial instruments are sufficient to ensure its financing for the next 12 months, in light of its current projects and obligations.
If the Group's funds are insufficient to cover any additional financing needs, the Group would require additional financing. The conditions and arrangements for any such new financing would depend, among other factors, on economic and market conditions that are beyond the Group's control.
Credit risk
Credit risk is the risk of financial loss if a customer or counterparty to a financial asset defaults on their contractual commitments. The Group is exposed to credit risk due to trade receivables and other financial assets.
The Group's policy is to manage this risk by transacting with third parties with good credit standards.